INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) installment $ / shares shares	Jun. 30, 2024 USD ($) installment $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
INTANGIBLE ASSES
Common stock, shares issued | shares	22,245,698	12,455,157	12,455,157	5,031,250	5,031,250
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Accrued in accounts payable		$ 85,000	$ 85,000
Shares issued as purchase consideration for the assets (in shares) | shares		4,400,000
AtlasClear Platform | Pacsquare
INTANGIBLE ASSES
Threshold period to receive level 1 equities trading platform from signing of agreement	12 months	12 months
Purchase price	$ 4,800,000	$ 4,800,000
Payable in cash and in shares of common stock	1,900,000	1,900,000	1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement	100,000	100,000	$ 100,000
Total Purchase Price	$ 850,000	$ 850,000
Market price of public shares (in Dollars per share) | $ / shares	$ 6	$ 6	$ 6
Four monthly installments payable	$ 950,000	$ 950,000	$ 950,000
Number of monthly installments	237,500	4	4
Monthly installments payable	$ 4	$ 237,500	$ 237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules	$ 2,700,000	$ 2,700,000	$ 2,700,000
Common stock, shares issued | shares		336,000	336,000
Cash consideration		$ 500,000	$ 500,000
Purchase price allocated to Contribution Agreement		$ 1,726,500	$ 1,726,500
Shares issued as purchase consideration for the assets (in shares) | shares	500,000
Shares issued as purchase consideration for the assets	$ 122,300
Asset acquisition, additional consideration payable	15,000
Total carrying value	$ 1,928,800
AtlasClear Platform | Pacsquare | Price per share at $6.00
INTANGIBLE ASSES
Common stock, shares issued | shares		141,667	141,667
Common stock, par value (in dollars per share) | $ / shares		$ 6	$ 6
AtlasClear Platform | Pacsquare | Price per share at $1.50
INTANGIBLE ASSES
Common stock, shares issued | shares		194,333	194,333
Common stock, par value (in dollars per share) | $ / shares		$ 1.5	$ 1.5